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                                                                                                OMB APPROVAL

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                                                                                                OMB Number: 3235-0582

                                                                                                Expires:    March 31, 2006

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                    Investment Company Act file number:  811- 21384

New River Funds

________________________________________________________________________

(Exact name of registrant as specified in charter)

1881 Grove Avenue, Radford, Virginia 24141

  (Address of principal executive offices)                                 (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

150 Motor Parkway

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (540) 633-7900

Date of fiscal year end:  August 31

Date of reporting period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD: (see attached chart)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         NEW RIVER FUNDS

By (Signature and Title)*       /S/ Doit Koppler

                                                Doit Koppler, Chief Financial Officer & Treasurer

Date August 26, 2005

* Print the name and title of each signing officer under his or her signature.

NEW RIVER FUNDS: NEW RIVER CORE EQUITY FUND								Item 1
Investment Company Act file number: 811- 21384								Exhibit A1
July 1, 2004 - June 30, 2005

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c) CUSIP	(d) Meeting Date	(e) Proposal	(f) Proposal Type (I/S)	(g) Voted	(h) Vote Cast	(I) Mgt Recomm. Vote
ABERCROMBIE & FITCH CO.	ANF	289620	06/15/2005
				DIRECTOR	Issuer	Yes	For	For
				TO APPROVE THE ABERCROMBIE & FITCH CO. 2005 LONG-TERM INCENTIVE PLAN	Issuer	Yes	For	For
				TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY	Issuer	Yes	For	For
AUTOZONE, INC.	AZO	5333210	12/16/2004
				DIRECTOR	Issuer	Yes	For	For
				APPROVAL OF 2005 EXECUTIVE INCENTIVE COMPENSATION PLAN.	Issuer	Yes	For	For
				ACCOUNTANTS.	Issuer
BEST BUY CO., INC.	BBY	8651610	06/23/2005
				DIRECTOR	Issuer	Yes	For	For
				PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.	Issuer	Yes	For	For
TOLL BROTHERS, INC.	TOL	88947810	03/17/2005
				DIRECTOR	Issuer	Yes	For	For
				THE APPROVAL OF THE AMENDMENTS TO THE COMPANY S CERTIFICATE OF INCORPORATION.	Issuer	Yes	For	For
				THE APPROVAL OF THE AMENDMENT TO THE TOLL BROTHERS, INC. CASH BONUS PLAN.	Issuer	Yes	For	For
				THE APPROVAL OF THE AMENDMENT TO THE TOLL BROTHERS, INC. EXECUTIVE OFFICER CASH BONUS PLAN.	Issuer	Yes	For	For
				THE APPROVAL OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2005 FISCAL YEAR.	Issuer	Yes	For	For
				STOCKHOLDER PROPOSAL ON STOCK OPTION EXPENSING	Stockholder	Yes	Against	Against
WENDY'S INTERNATIONAL, INC.	WEN	95059010	04/28/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE CURRENT YEAR.	Issuer	Yes	For	For
				APPROVAL OF THE SHAREHOLDER PROPOSAL REGARDING A REPORT ON GENETICALLY ENGINEERED PRODUCTS.	Stockholder	Yes	Against	Against
				APPROVAL OF THE SHAREHOLDER PROPOSAL REGARDING A REPORT ON THE FEASIBILITY OF CONTROLLED-ATMOSPHERE KILLING OF CHICKENS BY SUPPLIERS.	Stockholder	Yes	Against	Against
ELECTRONIC ARTS INC.	ERTS	28551210	07/29/2004
				DIRECTOR	Issuer	No	--	For
				AMENDMENTS TO THE 2000 EQUITY INCENTIVE PLAN.	Issuer	No	--	For
				AMENDMENT TO THE 2000 EMPLOYEE STOCK PURCHASE PLAN.	Issuer	No	--	For
				AMENDMENT OF THE CERTIFICATE OF INCORPORATION TO CONSOLIDATE COMMON STOCK	Issuer	No	--	For
				AMENDMENT OF THE CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK	Issuer	No	--	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.	Issuer	No	--	For
ALCOA INC.	AA	1381710	04/22/2005
				DIRECTOR	Issuer	Yes	For	For
				PROPOSAL TO APPROVE THE INDEPENDENT AUDITOR	Issuer	Yes	For	For
E. I. DU PONT DE NEMOURS AND COMPANY	DD	26353410	04/27/2005
				DIRECTOR	Issuer	No	--	For
				ON RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	No	--	For
				ON GOVERNMENT SERVICE	Stockholder	No	--	Against
				ON INTERNATIONAL WORKPLACE STANDARDS	Stockholder	No	--	Against
				ON EXECUTIVE COMPENSATION	Stockholder	No	--	Against
				ON ANIMAL TESTING	Stockholder	No	--	Against
				ON GENETICALLY MODIFIED FOOD	Stockholder	No	--	Against
				ON PERFORMANCE-BASED OPTIONS	Stockholder	No	--	Against
				ON DISCLOSURE OF PFOA COSTS	Stockholder	No	--	Against
GENERAL ELECTRIC COMPANY	GE	36960410	04/27/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF SELECTION OF INDEPENDENT AUDITOR	Issuer	Yes	For	For
				CUMULATIVE VOTING	Stockholder	Yes	Against	Against
				REPORT ON NUCLEAR RISK	Stockholder	Yes	Against	Against
				REPORT ON PCB CLEANUP COSTS	Stockholder	Yes	Against	Against
				CURB OVER-EXTENDED DIRECTORS	Stockholder	Yes	Against	Against
				REPORT ON SUSTAINABILITY	Stockholder	Yes	Against	Against
				DISCLOSE POLITICAL CONTRIBUTIONS	Stockholder	Yes	Against	Against
				ANIMAL TESTING	Stockholder	Yes	Against	Against
MASCO CORPORATION	MAS	57459910	05/10/2005
				DIRECTOR	Issuer	Yes	For	For
				PROPOSAL TO APPROVE THE MASCO CORPORATION 2005 LONG TERM STOCK INCENTIVE PLAN.	Issuer	Yes	For	For
				RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE YEAR 2005.	Issuer	Yes	For	For
TYCO INTERNATIONAL LTD.	TYC	90212410	03/10/2005
				DIRECTOR	Issuer	Yes	For	For
				RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS TYCO S INDEPENDENT AUDITORS	Issuer	Yes	For	For
AND AUTHORIZATION FOR THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS TO SET THE AUDITORS REMUNERATION.
MANPOWER INC.	MAN	56418H10	04/26/2005
				DIRECTOR	Issuer	No	--	For
				APPROVAL OF THE INCREASE IN THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE UNDER THE MANPOWER 1990 EMPLOYEE STOCK PURCHASE PLAN.	Issuer	No	--	For
				APPROVAL OF AMENDMENTS TO THE 2003 EQUITY INCENTIVE PLAN OF MANPOWER INC. TO ADD PERFORMANCE-BASED EQUITY INCENTIVE AWARDS AND TO MAKE RELATED CHANGES.	Issuer	No	--	For
ANHEUSER-BUSCH COMPANIES, INC.	BUD	3522910	04/27/2005
				DIRECTOR	Issuer	Yes	For	For
				APPROVE THE OFFICER BONUS PLAN, AS AMENDED	Issuer	Yes	For	For
				APPROVE THE 1998 INCENTIVE STOCK PLAN, AS AMENDED	Issuer	Yes	For	For
				APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
WAL-MART STORES, INC.	WMT	93114210	06/03/2005
				DIRECTOR	Issuer	Yes	For	For
				APPROVAL OF THE WAL-MART STORES, INC. STOCK INCENTIVE PLAN OF 2005, AS AMENDED	Issuer	Yes	For	For
				RATIFICATION OF INDEPENDENT ACCOUNTANTS	Issuer	Yes	For	For
				A SHAREHOLDER PROPOSAL REGARDING AN EXECUTIVE COMPENSATION FRAMEWORK	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING A SUSTAINABILITY REPORT	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING AN EQUITY COMPENSATION REPORT	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING A POLITICAL CONTRIBUTIONS REPORT	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING AN EQUAL EMPLOYMENT OPPORTUNITY REPORT	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING A DIRECTOR ELECTION MAJORITY VOTE STANDARD	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING BOARD INDEPENDENCE	Stockholder	Yes	For	Against
				A SHAREHOLDER PROPOSAL REGARDING PERFORMANCE-VESTING SHARES	Stockholder	Yes	For	Against
WM. WRIGLEY JR. COMPANY	WWY	98252610	03/08/2005
				DIRECTOR	Issuer	Yes	For	For
				TO AMEND ARTICLE FOURTH OF THE COMPANY S SECOND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK AND CLASS B COMMON STOCK.	Issuer	Yes	For	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS ERNST & YOUNG LLP FOR THE YEAR ENDING 12/31/05.	Issuer	Yes	For	For
				TO VOTE ON A STOCKHOLDER PROPOSAL REGARDING A CHANGE TO THE PROXY CARD.	Stockholder	Yes	Against	Against
CARDINAL HEALTH, INC.	CAH	14149Y10	12/08/2004
				DIRECTOR	Issuer	Yes	For	For
				PROPOSAL TO AMEND THE COMPANY S PERFORMANCE-BASED INCENTIVE COMPENSATION PLAN AND APPROVE THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER SUCH PLAN, AS AMENDED.	Issuer	Yes	For	For
				PROPOSAL FROM A SHAREHOLDER ON ANNUAL ELECTION OF DIRECTORS, IF PRESENTED PROPERLY.	Stockholder	Yes	Against	Against
LABORATORY CORP. OF AMERICA HOLDINGS	LH	50540R40	05/18/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS LABORATORY CORPORATION OF AMERICA HOLDINGS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	Issuer	Yes	For	For
PFIZER INC.	PFE	71708110	04/28/2005
				DIRECTOR	Issuer	Yes	For	For
				A PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	Issuer	Yes	For	For
				SHAREHOLDER PROPOSAL RELATING TO TERM LIMITS FOR DIRECTORS.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO PFIZER PRODUCTS.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL RELATING TO IMPORTATION OF PRESCRIPTION DRUGS.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL RELATING TO POLITICAL CONTRIBUTIONS.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL RELATING TO PRODUCT AVAILABILITY IN CANADA.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL RELATING TO THE SEPARATION OF THE ROLES OF CHAIR AND CEO AND ACCESS TO PHARMACEUTICAL PRODUCTS.	Stockholder	Yes	Against	Against
UNITEDHEALTH GROUP INCORPORATED	UNH	91324P10	05/03/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.	Issuer	Yes	For	For
				SHAREHOLDER PROPOSAL CONCERNING PERFORMANCE-VESTING SHARES.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL CONCERNING PERFORMANCE-BASED OPTIONS.	Stockholder	Yes	Against	Against
THE ALLSTATE CORPORATION	ALL	2000210	05/17/2005
				DIRECTOR	Issuer	Yes	For	For
				APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2005.	Issuer	Yes	For	For
				PROVIDE CUMULATIVE VOTING FOR BOARD OF DIRECTORS.	Stockholder	Yes	Against	Against
H&R BLOCK, INC.	HRB	9367110	09/08/2004
				DIRECTOR	Issuer	Yes	For	For
				THE APPROVAL OF AN AMENDMENT TO THE COMPANY S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK, WITHOUT PAR VALUE, FROM 500,000,000 TO 800,000,000 SHARES.	Issuer	Yes	For	For
				THE APPROVAL OF AN AMENDMENT TO THE 1989 STOCK OPTION PLAN FOR OUTSIDE DIRECTORS TO EXTEND THE PLAN FOR FIVE YEARS, SUCH THAT IT WILL TERMINATE, UNLESS FURTHER EXTENDED, ON DECEMBER 5, 2009.	Issuer	Yes	For	For
				THE APPROVAL OF AMENDMENTS TO THE 1999 STOCK OPTION PLAN FOR SEASONAL EMPLOYEES TO (I) EXTEND THE PLAN FOR TWO	Issuer	Yes	For	For

YEARS, SUCH THAT IT WILL TERMINATE, UNLESS FURTHER EXTENDED, ON DECEMBER 31, 2006 AND (II) INCREASE THE AGGREGATE NUMBER OF SHARES OF COMMON STOCK ISSUABLE UNDER THE PLAN FROM 20,000,000 TO 23,000,000.

					Issuer	Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS FOR THE YEAR ENDING APRIL 30, 2005.	Issuer	Yes	For	For
CAPITAL ONE FINANCIAL CORPORATION	COF	14040H10	04/28/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE CORPORATION FOR 2005.	Issuer	Yes	For	For
				STOCKHOLDER PROPOSAL: DIRECTOR ELECTION MAJORITY VOTE STANDARD.	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL: REPORT ON LONG-TERM TARGETS FOR STOCK OPTIONS TO BE HELD BY EXECUTIVES.	Stockholder	Yes	Against	Against
CITIGROUP INC.	C	17296710	04/19/2005
				DIRECTOR	Issuer	No	--	For
				PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITIGROUP S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2005.	Issuer	No	--	For
				PROPOSAL TO APPROVE THE AMENDED AND RESTATED CITIGROUP 1999 STOCK INCENTIVE PLAN.	Issuer	No	--	For
				STOCKHOLDER PROPOSAL REQUESTING A CURB ON EXECUTIVE COMPENSATION, NO FUTURE STOCK OPTION GRANTS AND NO RENEWALS OR EXTENSIONS OF OPTION PLANS.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING THAT THE CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES, TITLES OR RESPONSIBILITIES.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING THAT CEO COMPENSATION BE LIMITED TO NO MORE THAN 100 TIMES THE AVERAGE COMPENSATION PAID TO THE COMPANY S NON-MANAGERIAL WORKERS UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING ELECTION OF DIRECTOR NOMINEES BY A MAJORITY OF VOTES CAST.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING A BY-LAW AMENDMENT PROHIBITING THE PAYMENT OF NON-DEDUCTIBLE COMPENSATION TO ANY OFFICER UNLESS PRIOR STOCKHOLDER APPROVAL IS GRANTED.	Stockholder	No	--	Against
				STOCKHOLDER PROPOSAL REQUESTING THAT A SIMPLE MAJORITY VOTE APPLY ON EACH ISSUE THAT CAN BE SUBJECT TO A SHAREHOLDER VOTE.	Stockholder	No	--	Against
FRANKLIN RESOURCES, INC.	BEN	35461310	01/25/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2005.	Issuer	Yes	For	For
				APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE FRANKLIN RESOURCES, INC. 2002 UNIVERSAL STOCK INCENTIVE PLAN.	Issuer	Yes	For	For
				APPROVAL OF THE AMENDMENT OF THE CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE.	Issuer	Yes	For	For
ARTHUR J. GALLAGHER & CO.	AJG	36357610	05/17/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR 2005.	Issuer	Yes	For	For
				APPROVAL OF THE ARTHUR J. GALLAGHER & CO. SENIOR MANAGEMENT INCENTIVE PLAN.	Issuer	Yes	For	For
				APPROVAL OF THE ARTHUR J. GALLAGHER & CO. 2005 LONG-TERM INCENTIVE PLAN.	Issuer	Yes	For	For
WASHINGTON MUTUAL, INC.	WM	93932210	04/19/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR 2005	Issuer	Yes	For	For
FIRST DATA CORPORATION	FDC	31996310	05/11/2005
				DIRECTOR	Issuer	Yes	For	For
				THE APPROVAL OF AN INCREASE IN THE NUMBER OF SHARES ISSUABLE UNDER THE COMPANY S EMPLOYEE STOCK PURCHASE PLAN BY 6,000,000 SHARES OF THE COMPANY S COMMON STOCK.	Issuer	Yes	For	For
				THE APPROVAL OF AMENDMENTS TO THE COMPANY S SENIOR EXECUTIVE INCENTIVE PLAN.	Issuer	Yes	For	For
				THE RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR 2005.	Issuer	Yes	For	For
				SHAREHOLDER PROPOSAL ON JOB LOSS AND DISLOCATION IMPACT STATEMENT.	Stockholder	Yes	Against	Against
				SHAREHOLDER PROPOSAL ON DIRECTOR LIABILITY.	Stockholder	Yes	Against	Against
FISERV, INC.	FISV	33773810	04/06/2005
				DIRECTOR	Issuer	Yes	For	For
				TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM OF FISERV, INC. FOR 2005.	Issuer	Yes	For	For
				TO APPROVE THE FISERV, INC. EXECUTIVE INCENTIVE COMPENSATION PLAN, AS AMENDED AND RESTATED.	Issuer	Yes	For	For
				TO APPROVE THE FISERV, INC. STOCK OPTION AND RESTRICTED STOCK PLAN, AS AMENDED AND RESTATED.	Issuer	Yes	For	For
INTEL CORPORATION	INTC	45814010	05/18/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	Issuer	Yes	For	For
				APPROVAL OF AMENDMENT AND EXTENSION OF THE 2004 EQUITY INCENTIVE PLAN.	Issuer	Yes	For	For
				APPROVAL OF AMENDMENT AND EXTENSION OF THE EXECUTIVE OFFICER INCENTIVE PLAN.	Issuer	Yes	For	For
INTERNATIONAL BUSINESS MACHINES CORP	IBM	45920010	04/26/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 24)	Issuer	Yes	For	For
				STOCKHOLDER PROPOSAL ON--CUMULATIVE VOTING (PAGE 25)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--PENSION AND RETIREMENT MEDICAL (PAGE 25)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--EXECUTIVE COMPENSATION (PAGE 27)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--EXPENSING STOCK OPTIONS (PAGE 28)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--DISCLOSURE OF EXECUTIVE COMPENSATION (PAGE 29)	Stockholder	Yes	Against	Against
				STOCKHOLDER PROPOSAL ON--OFFSHORING (PAGE 30)	Stockholder	Yes	Against	Against
INTUIT INC.	INTU	46120210	12/09/2004
				DIRECTOR	Issuer	Yes	For	For
				RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2005.	Issuer	Yes	For	For
				APPROVE OUR 2005 EQUITY INCENTIVE PLAN.	Issuer	Yes	For	For
SANDISK CORPORATION	SNDK	80004C10	05/27/2005
				DIRECTOR	Issuer	Yes	For	For
				TO APPROVE THE IMPLEMENTATION OF THE SANDISK CORPORATION 2005 STOCK INCENTIVE PLAN.	Issuer	Yes	For	For

TO APPROVE THE IMPLEMENTATION OF THE SANDISK CORPORATION 2005 EMPLOYEE STOCK PURCHASE PLAN AND THE SANDISK CORPORATION 2005 INTERNATIONAL EMPLOYEE STOCK PURCHASE PLAN, WHICH WILL SHARE A COMMON SHARE RESERVE OF THE COMPANY S COMMON STOCK.

					Issuer	Yes	For	For
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 1, 2006.	Issuer	Yes	For	For
DEVON ENERGY CORPORATION	DVN	25179M10	06/08/2005
				DIRECTOR	Issuer	Yes	For	For
				RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2005	Issuer	Yes	For	For
				ADOPTION OF THE DEVON ENERGY CORPORATION 2005 LONG-TERM INCENTIVE PLAN	Issuer	Yes	For	For
				REVISED DIRECTOR ELECTION VOTE STANDARD	Issuer	Yes	For	Against
GLOBALSANTAFE CORPORATION	GSF	G3930E10	06/07/2005
				DIRECTOR	Issuer	Yes	For	For

PROPOSAL TO AMEND THE COMPANY S 2003 LONG-TERM INCENTIVE PLAN TO REDUCE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE UNDER THE PLAN AND INCREASE THE NUMBER OF SUCH SHARES AVAILABLE FOR FULL-VALUE STOCK AWARDS.

					Issuer	Yes	For	For
				PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2005.	Issuer	Yes	For	For
ROYAL DUTCH PETROLEUM COMPANY	RD	78025780	06/28/2005
				ANNUAL ACCOUNTS 2004	Issuer	Yes	For	For
				DECLARATION OF THE TOTAL DIVIDEND FOR THE YEAR 2004	Issuer	Yes	For	For
				DISCHARGE OF THE MANAGING DIRECTORS	Issuer	Yes	For	For
				DISCHARGE OF THE MEMBERS OF THE SUPERVISORY BOARD.	Issuer	Yes	For	For
				APPOINTMENT OF MR. L.R. RICCIARDI AS A MEMBER OF THE SUPERVISORY BOARD	Issuer	Yes	For	For
				AUTHORIZATION FOR THE ACQUISITION OF ORDINARY SHARES	Issuer	Yes	For	For
				CANCELLATION OF THE ORDINARY SHARES HELD BY THE COMPANY.	Issuer	Yes	For	For
				APPROVAL OF THE IMPLEMENTATION AGREEMENT	Issuer	Yes	For	For
				PROPOSAL TO AMEND THE ARTICLES OF ASSOCIATION OF THE COMPANY.	Issuer	Yes	For	For
				APPOINTMENT OF MR A.G. JACOBS AS A NON-EXECUTIVE DIRECTOR.	Issuer	Yes	For	For
				APPOINTMENT OF MS CH. MORIN-POSTEL AS A NON-EXECUTIVE DIRECTOR	Issuer	Yes	For	For
				APPOINTMENT OF MR A.A. LOUDON AS A NON-EXECUTIVE DIRECTOR	Issuer	Yes	For	For
				APPOINTMENT OF MR L.R. RICCIARDI AS A NON-EXECUTIVE DIRECTOR	Issuer	Yes	For	For
				ADOPTION OF THE REMUNERATION POLICY FOR THE BOARD OF DIRECTORS	Issuer	Yes	For	For
				APPROVAL OF AMENDED LONG-TERM INCENTIVE PLAN	Issuer	Yes	For	For
				APPROVAL OF AMENDED RESTRICTED SHARE PLAN	Issuer	Yes	For	For
				APPROVAL OF AMENDED DEFERRED BONUS PLAN	Issuer	Yes	For	For

NEW RIVER FUNDS: NEW RIVER SMALL CAP FUND									Item 1
Investment Company Act file number: 811- 21384									Exhibit A2
July 1, 2004 - June 30, 2005

				N-PX Form Requirements
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted?	(h) Vote Cast	(i) For or Against Management
1	AGCO Corp.	AG	001084102	4/21/2005	Directors	Issuer	Y	For	For
2	Affiliated Managers Grp	AMG	008252108	6/1/2005	Directors	Issuer	Y	For	For
					LT Executive Incentive Plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
3	America Service Group	ASGR	02364L109	6/15/2005	Directors	Issuer	Y	For	For
4	Andrew Corp.	ANDW	034425108	2/8/2005	Directors	Issuer	Y	For	For
					Adopt new mgmt incentive plan	Issuer	Y	For	For
					Adopt new LT incentive plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
					Other business as may come	Issuer	Y	For	For
5	Atlantis Plastics Inc.	ATPL	049156102	5/24/2005	Directors	Issuer	Y	For	For
					Other business as may come	Issuer	Y	For	For
					Chg St. of inc from FL to DE	Issuer	Y	For	For
					Amend stock award plan	Issuer	Y	For	For
6	Caraustar Industries Inc.	CSAR	140909102	5/18/2005	Directors	Issuer	Y	For	For
					Amend LT equity incentive plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
7	Cascade Corp.	CAE	147195101	6/7/2005	Directors	Issuer	Y	For	For
					Amend CAE SAR plan	Issuer	Y	For	For
8	Columbia Sportswear	COLM	198516106	5/24/2005	Directors	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
9	Darling Intl Inc.	DAR	237266101	5/11/2005	Directors	Issuer	Y	For	For
					Omnibus incentive plan	Issuer	Y	For	For
10	IDEX Corporation	IEX	45167R104	3/22/2005	Directors	Issuer	Y	For	For
					Increase common shares outstanding	Issuer	Y	For	For
					Incentive award plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
11	Lubrizol Corp.	LZ	549271104	4/25/2005	Directors	Issuer	Y	For	For
					Stock incentive plan	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
12	Newfield Exploration	NFX	651290108	5/5/2005	Directors	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
13	Newport Corp.	NEWP	651824104	5/18/2005	Directors	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
14	OGE Energy Corp.	OGE	670837103	5/19/2005	Directors	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
15	Pier 1 Imports Inc.	PIR	720279108	6/30/2005	Directors	Issuer	Y	For	For
16	Polaris Industries Inc.	PII	731068102	4/21/2005	Directors	Issuer	Y	For	For
					Amend deferred comp plan	Issuer	Y	For	For
					Amend restricted stock plan	Issuer	Y	For	For
					Other business as may come	Issuer	Y	For	For
17	Quanex Corp.	NX	747620102	2/24/2005	Directors	Issuer	Y	For	For
					Other business as may come	Issuer	Y	For	For
18	Smithfield Foods Inc.	SFD	832248108	9/1/2004	Directors	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
					Reporting of political contributions	Issuer	Y	For	For
					Sustainability report	Issuer	Y	For	For
19	Tractor Supply Co.	TSCO	892356106	4/21/2005	Directors	Issuer	Y	For	For
					Amend to eliminate classification of directors	Issuer	Y	For	For
					Amend removal of directors	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
20	Trinity Industries Inc.	TRN	896522109	5/9/2005	Directors	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For
21	URS Corporation	URS	903236107	3/22/2005	Directors	Issuer	Y	For	For
22	Washington Federal Inc.	WFSL	938824109	1/19/2005	Directors	Issuer	Y	For	For
					Increase common shares outstanding	Issuer	Y	For	For
					Ratify selection of acctg firm	Issuer	Y	For	For